Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

	(dollars in millions)
At December 31,	Lives (years)	2014	2013
Land	–	$763	$819
Buildings and equipment	15-45	25,209	23,857
Central office and other network equipment	3-15	129,619	121,594
Cable, poles and conduit	11-50	54,797	55,240
Leasehold improvements	5-20	6,374	5,877
Work in progress	–	4,580	4,176
Furniture, vehicles and other	3-20	9,166	9,302

		230,508	220,865
Less accumulated depreciation		140,561	131,909

Total		$89,947	$88,956